Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Additional Information (Detail) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Jun. 30, 2020 $ / shares	Feb. 29, 2020 EUR (€)
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits	€ 6,107	€ 5,107
Assets under construction	€ 805	€ 509
Number of shares fully paid up | shares	17,956,115	17,940,035
Nominal value | $ / shares			$ 0.10
Tedac project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance received				€ 2,979
Term Deposits One [Member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits		€ 5,000
Maturities of term deposit		one month
Term Deposits Two [Member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits	€ 6,000
Maturities of term deposit	one month
Convertible To Cash [Member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits	€ 100	€ 100